CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue	$ 1,029,761	$ 223,172	$ 1,449,660	$ 279,062
Revenue from related party	3,125	1,125	108,500	3,000
Total revenues	1,032,886	224,297	1,558,160	282,062
Cost of revenues	41,153	45,023	404,088	265,330
Gross profit	991,733	179,274	1,154,072	16,732
Operating expenses:
Selling & marketing	495,383	7,750	301,280
Research & development	130,624		56,515
General and administrative expenses	1,667,600	444,050	3,243,382	904,347
Amortization & depreciation	99,897	89,593	359,414	149,179
Total operating expenses	2,393,504	541,393	3,960,591	1,053,526
Operating income (loss)	(1,401,771)	(362,119)	(2,806,519)	(1,036,794)
Other income (expense)
Unrealized gain (loss) on marketable securities		(9,000)
Interest expense	(6,983)	(24,967)	(56,607)	(141,495)
Total other income (expense)	(6,983)	(33,967)	(76,107)	(129,495)
Net (loss)	$ (1,408,754)	$ (396,086)	$ (2,882,626)	$ (1,166,289)
Net (loss) per common share - basic and diluted (in dollars per share)	$ (0.03)	$ (0.01)	$ (0.07)	$ (0.04)
Weighted average common shares outstanding - basic and diluted (in shares)	54,215,367	36,965,057	42,514,610	30,161,501